UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-42

                             Scudder Portfolio Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  01/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Income Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

                                                                                      Principal
                                                                                     Amount ($)(a)         Value ($)
                                                                                -------------------------------------

Corporate Bonds 21.6%
Consumer Discretionary 2.6%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                                   140,000              133,700
Adesa, Inc., 7.625%, 6/15/2012                                                          125,000              121,875
Ames True Temper, Inc., 144A, 7.141%*, 1/15/2012                                        100,000               94,000
Auburn Hills Trust, 12.375%, 5/1/2020                                                   666,000              990,838
AutoNation, Inc., 9.0%, 8/1/2008                                                        165,000              179,438
Aztar Corp., 7.875%, 6/15/2014                                                          210,000              219,975
Cablevision Systems New York Group, 144A, 7.88%*, 4/1/2009                              210,000              214,200
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                       130,000              143,163
9.375%, 2/15/2007                                                                       135,000              144,281
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013                        2,209,000            2,681,755
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                          2,000,000            2,265,210
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014                              215,000              156,950
CSC Holdings, Inc., 7.875%, 12/15/2007                                                  305,000              311,863
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                     654,000              645,158
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                       636,000              748,095
DIMON, Inc.:
7.75%, 6/1/2013                                                                          65,000               73,287
Series B, 9.625%, 10/15/2011                                                            460,000              517,040
Dura Operating Corp., Series B, 8.625%, 4/15/2012                                       115,000               97,750
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                             130,000              126,100
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                         115,000              106,950
General Motors Corp., 8.25%, 7/15/2023                                                  105,000               80,335
ITT Corp., 7.375%, 11/15/2015                                                           285,000              305,663
Jacobs Entertainment, Inc., 11.875%, 2/1/2009                                           370,000              400,062
Kellwood Co., 7.625%, 10/15/2017                                                         90,000               95,549
Liberty Media Corp., 5.7%, 5/15/2013                                                  2,530,000            2,392,302
Mediacom LLC, 9.5%, 1/15/2013                                                           230,000              220,225
MGM MIRAGE:
8.375%, 2/1/2011                                                                        360,000              382,500
9.75% , 6/1/2007                                                                        180,000              193,950
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                        85,000               92,650
NCL Corp., 144A, 10.625%, 7/15/2014                                                     140,000              143,500
Petro Stopping Centers, 9.0%, 2/15/2012                                                 320,000              318,400
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                              170,000              172,550
PRIMEDIA, Inc.:
8.164%*, 5/15/2010                                                                      265,000              278,250
8.875%, 5/15/2011                                                                       285,000              294,975
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                            200,000              227,500
Restaurant Co., 11.25%, 5/15/2008                                                       185,302              181,596
Schuler Homes, Inc., 10.5%, 7/15/2011                                                   380,000              417,697
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                         405,000              401,962
8.75%, 12/15/2011                                                                       175,000              178,938
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                     150,000              148,500
Tele-Communications, Inc.:
9.875%, 6/15/2022                                                                       475,000              678,617
10.125%, 4/15/2022                                                                      675,000              981,634
Time Warner, Inc., 7.625%, 4/15/2031                                                    660,000              804,275
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                   245,000              193,550
TRW Automotive, Inc., 11.0%, 2/15/2013                                                  335,000              360,125
United Auto Group, Inc., 9.625%, 3/15/2012                                              270,000              280,800
Visteon Corp.:
7.0%, 3/10/2014 (d)                                                                     355,000              247,612
8.25%, 8/1/2010                                                                          45,000               34,538
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                       145,000              154,425
Williams Scotsman, Inc., 9.875%, 6/1/2007                                               325,000              319,312
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                             350,000              327,250
                                                                                                        ------------
                                                                                                          21,280,870

Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                 72,000               74,700
GNC Corp., 144A, 8.625%, 1/15/2011                                                       30,000               26,700
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013                                          140,000              116,200
Standard Commercial Corp., 8.0%, 4/15/2012                                               75,000               85,969
Swift & Co.:
10.125%, 10/1/2009                                                                       50,000               53,500
12.5%, 1/1/2010                                                                         185,000              203,962
Viskase Co., Inc., 11.5%, 6/15/2011                                                      75,000               78,750
                                                                                                        ------------
                                                                                                             639,781

Energy 1.1%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013                        1,265,000            1,489,856
Chesapeake Energy Corp.:
144A, 6.625%, 1/15/2016                                                                  35,000               34,475
6.875%, 1/15/2016                                                                       125,000              124,375
9.0%, 8/15/2012                                                                         130,000              142,350
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                 295,000              286,887
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                                          245,000              247,450
Edison Mission Energy, 7.73%, 6/15/2009                                                 620,000              635,500
El Paso Production Holding Corp., 7.75%, 6/1/2013                                       190,000              191,425
Enterprise Products Operating LP:
144A, 5.0%, 3/1/2015                                                                  2,133,000            2,044,905
7.5%, 2/1/2011                                                                        1,194,000            1,328,799
Halliburton Co., 5.5%, 10/15/2010                                                       775,000              806,618
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                   255,000              251,175
Southern Natural Gas, 8.875%, 3/15/2010                                                 185,000              201,077
Stone Energy Corp.:
6.75%, 12/15/2014                                                                       105,000               99,750
8.25%, 12/15/2011                                                                       335,000              343,375
Whiting Petroleum Corp., 7.25%, 5/1/2013                                                 15,000               14,850
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                       405,000              443,475
8.75%, 3/15/2032                                                                        170,000              195,500
                                                                                                        ------------
                                                                                                           8,881,842

Financials 9.5%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016                                          3,100,000            3,553,818
AIG Sun America Global Financial IX, 144A, 5.1%, 1/17/2007                            2,695,000            2,734,172
American General Finance Corp., Series H, 4.0%, 3/15/2011                             5,460,000            5,232,373
AmeriCredit Corp., 9.25%, 5/1/2009                                                      405,000              431,325
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                                    135,000              139,725
Duke Capital LLC, 4.302%, 5/18/2006                                                   4,330,000            4,331,775
E*TRADE Financial Corp., 8.0%, 6/15/2011                                                245,000              251,125
ERP Operating LP, 6.584% , 4/13/2015                                                  3,654,000            4,017,851
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                       2,075,000            1,930,781
6.875%, 2/1/2006                                                                     11,652,000           11,786,185
FPL Group Capital, Inc., 4.086%, 2/16/2007                                            3,645,000            3,639,245
General Electric Capital Corp., 2.8%, 1/15/2007                                       3,428,000            3,361,195
General Motors Acceptance Corp.:
5.625%, 5/15/2009 (d)                                                                   507,000              458,934
6.125%, 8/28/2007                                                                        50,000               48,720
6.75%, 1/15/2006                                                                      2,592,000            2,611,183
6.75%, 12/1/2014                                                                        150,000              125,661
H&E Equipment/Finance, 11.125%, 6/15/2012                                               200,000              220,000
HSBC Bank USA, 5.875%, 11/1/2034                                                      1,045,000            1,093,189
HSBC Finance Corp., 4.75%, 4/15/2010                                                  1,860,000            1,870,574
JPMorgan Chase Capital XV, 5.875%, 3/15/2035 (d)                                      5,450,000            5,416,123
MBIA Global Funding LLC, 144A, 4.375%, 3/15/2010                                      1,760,000            1,752,823
Merrill Lynch & Co., Inc.:
Series C, 4.25%, 2/8/2010                                                             5,110,000            5,040,116
Series C, 5.0%, 1/15/2015 (d)                                                         1,751,000            1,753,539
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034                        2,380,000            2,655,418
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                     4,130,393            4,119,324
Poster Financial Group, Inc., 8.75%, 12/1/2011                                          215,000              217,150
PXRE Capital Trust I, 8.85%, 2/1/2027                                                   200,000              207,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                        200,000              228,500
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                             1,010,000            1,122,595
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                             135,000              124,200
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013                                                                      2,540,000            2,495,778
5.125%, 1/15/2015                                                                     3,300,000            3,295,641
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                     220,000              173,250
Triad Acquisition, 144A, 11.125%, 5/1/2013                                              145,000              144,057
UGS Corp., 144A, 10.0%, 6/1/2012                                                        195,000              208,650
Universal City Development, 11.75%, 4/1/2010                                            305,000              345,412
Wells Fargo & Co., 4.2%, 1/15/2010                                                    1,900,000            1,880,671
                                                                                                        ------------
                                                                                                          79,018,078

Health Care 0.4%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                    175,000              180,250
Curative Health Services, Inc., 10.75%, 5/1/2011                                         60,000               45,600
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                    85,000               80,750
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                    235,000              240,875
Highmark, Inc., 144A, 6.8%, 8/15/2013                                                 2,043,000            2,231,630
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                               95,000               90,250
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                       280,000              260,400
144A, 9.25%, 2/1/2015                                                                   435,000              435,000
                                                                                                        ------------
                                                                                                           3,564,755

Industrials 1.6%
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                              260,000              228,150
Series B, 9.25%, 9/1/2012                                                               222,000              234,210
Avondale Mills, Inc., 144A, 10.093%*, 7/1/2012                                           30,000               28,950
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011               1,850,982            1,992,871
Bear Creek Corp., 144A, 7.873%*, 3/1/2012                                               130,000              128,050
Beazer Homes USA, Inc.:
8.375%, 4/15/2012                                                                       140,000              148,400
8.625%, 5/15/2011                                                                       125,000              132,500
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                         230,000              192,050
9.25%, 5/1/2021                                                                         115,000              116,150
Cenveo Corp., 7.875%, 12/1/2013                                                         185,000              173,438
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                330,000              346,500
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                180,000              193,500
Cornell Companies, Inc., 10.75%, 7/1/2012                                               190,000              197,600
D.R. Horton, Inc.:
5.25%, 2/15/2015 (d)                                                                  3,184,000            2,968,080
5.625%, 9/15/2014                                                                       615,000              596,343
Dana Corp., 7.0%, 3/1/2029                                                              250,000              202,479
Erico International Corp., 8.875%, 3/1/2012                                             190,000              191,900
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                            345,000              373,462
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                            140,000              154,350
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015                                                                      1,905,000            1,843,087
8.875%, 4/1/2012                                                                        100,000              106,500
Kansas City Southern:
7.5%, 6/15/2009                                                                         130,000              131,300
9.5%, 10/1/2008                                                                         430,000              463,325
Laidlaw International, Inc., 10.75%, 6/15/2011                                          220,000              250,800
Millennium America, Inc., 9.25%, 6/15/2008                                              315,000              335,475
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                       130,000              120,900
Ship Finance International Ltd., 8.5%, 12/15/2013                                       255,000              242,250
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                         105,000               97,650
10.375%, 7/1/2012                                                                       310,000              325,500
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                   165,000              186,450
United Rentals North America, Inc., 7.0%, 2/15/2014 (d)                                 395,000              355,500
Westlake Chemical Corp., 8.75%, 7/15/2011                                               199,000              216,413
Xerox Capital Trust I, 8.0%, 2/1/2027                                                    90,000               90,900
                                                                                                        ------------
                                                                                                          13,365,033

Information Technology 0.2%
Activant Solutions, Inc.:
144A, 9.09%*, 4/1/2010                                                                   95,000               96,663
10.5%, 6/15/2011                                                                        195,000              204,750
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                        355,000              299,531
7.25%, 7/15/2006                                                                        130,000              132,275
Sanmina-SCI Corp.:
144A, 6.75%, 3/1/2013                                                                   490,000              438,550
10.375%, 1/15/2010                                                                      150,000              164,250
                                                                                                        ------------
                                                                                                           1,336,019

Materials 2.0%
ARCO Chemical Co., 9.8%, 2/1/2020                                                       655,000              723,775
Caraustar Industries, Inc., 9.875%, 4/1/2011                                            110,000              107,800
Constar International, Inc., 144A, 6.149%*, 2/15/2012                                   105,000              103,950
Dayton Superior Corp., 10.75%, 9/15/2008                                                175,000              171,500
GEO Specialty Chemicals, Inc., 11.62%, 12/31/2009                                       160,000              169,600
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                                     1,915,000            1,982,025
8.0%, 1/15/2024                                                                         330,000              351,450
8.875%, 5/15/2031                                                                     1,592,000            1,828,810
9.375%, 2/1/2013                                                                        200,000              222,750
Hercules, Inc., 6.75%, 10/15/2029                                                       230,000              223,675
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                 220,000              250,800
Huntsman LLC, 11.625%, 10/15/2010                                                       275,000              317,625
IMC Global, Inc.:
7.375%, 8/1/2018                                                                        105,000              108,150
10.875%, 8/1/2013                                                                       186,000              219,480
Lubrizol Corp., 6.5%, 10/1/2034                                                       4,033,000            4,356,781
Newmont Mining Corp., 5.875%, 4/1/2035                                                1,770,000            1,776,822
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                325,000              334,750
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                               65,000               69,713
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                                   85,000               75,225
11.125%, 9/1/2009                                                                       115,000              104,650
Sheffield Steel Corp., 11.375%, 8/15/2011                                               125,000              123,750
Texas Industries, Inc., 10.25%, 6/15/2011                                               210,000              235,725
TriMas Corp., 9.875%, 6/15/2012                                                         435,000              428,475
UAP Holding Corp., Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                    150,000              114,750
United States Steel LLC:
9.75%, 5/15/2010                                                                        255,000              280,500
10.75%, 8/1/2008                                                                         40,000               45,000
Weyerhaeuser Co.:
7.125%, 7/15/2023                                                                       835,000              916,326
7.375%, 3/15/2032 (d)                                                                 1,270,000            1,381,256
                                                                                                        ------------
                                                                                                          17,025,113

Telecommunication Services 1.5%
AirGate PCS, Inc., 144A, 6.891%*, 10/15/2011                                             45,000               46,013
Anixter International, Inc., 5.95%, 3/1/2015                                            225,000              218,904
AT&T Corp.:
9.05%, 11/15/2011                                                                       162,000              184,882
9.75%, 11/15/2031                                                                       285,000              354,825
Cincinnati Bell, Inc.:
7.25%, 7/15/2013                                                                         60,000               58,050
8.375%, 1/15/2014 (d)                                                                   530,000              504,825
144A, 8.375%, 1/15/2014                                                                  45,000               42,862
Insight Midwest LP, 9.75%, 10/1/2009                                                    110,000              114,950
LCI International, Inc., 7.25%, 6/15/2007                                               245,000              222,950
MCI, Inc., 8.735%, 5/1/2014                                                             265,000              286,863
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                        270,000              273,375
7.375%, 8/1/2015                                                                        360,000              383,400
Nextel Partners, Inc., 8.125%, 7/1/2011                                                 185,000              198,875
Northern Telecom Capital, 7.875%, 6/15/2026                                             195,000              194,025
Qwest Corp., 7.25%, 9/15/2025                                                           545,000              493,225
SBC Communications, Inc.:
4.125%, 9/15/2009 (d)                                                                 5,905,000            5,807,325
5.625%, 6/15/2016                                                                       414,000              428,933
6.15%, 9/15/2034                                                                        388,000              402,588
Verizon Maryland, Inc., 8.3%, 8/1/2031                                                2,145,000            2,702,035
                                                                                                        ------------
                                                                                                          12,918,905

Utilities 2.6%
AES Corp., 144A, 8.75%, 5/15/2013                                                       335,000              362,638
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (d)                                                              490,000              521,850
144A, 10.25%, 11/15/2007                                                                 20,000               22,000
CC Funding Trust I, 6.9%, 2/16/2007                                                   3,614,000            3,773,298
CMS Energy Corp.:
7.5%, 1/15/2009                                                                          10,000               10,250
8.5%, 4/15/2011                                                                         220,000              235,400
9.875%, 10/15/2007                                                                      310,000              334,412
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010                                                             1,405,000            1,358,562
5.0%, 2/15/2012                                                                       3,605,000            3,614,387
DPL, Inc., 6.875%, 9/1/2011                                                             250,000              266,250
Northeast Utilities, Series B, 3.3%, 6/1/2008                                         3,985,000            3,864,569
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                             145,000              147,339
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                428,000              432,280
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                         255,000              272,850
10.0%, 10/1/2009                                                                        345,000              382,950
Xcel Energy, Inc., 7.0%, 12/1/2010                                                    5,440,000            6,048,268
                                                                                                        ------------
                                                                                                          21,647,303


Total Corporate Bonds (Cost $181,469,085)                                                                179,677,699
                                                                                                        ------------
Foreign Bonds - US$ Denominated 9.7%
Consumer Discretionary 0.1%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                  249,000              280,125
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                         280,000              295,400
Shaw Communications, Inc.:
7.25%, 4/6/2011                                                                          35,000               37,100
8.25%, 4/11/2010                                                                        385,000              421,575
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                  120,000              117,000
                                                                                                        ------------
                                                                                                           1,151,200

Consumer Staples 0.1%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                    230,000              254,150
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                   100,000              100,625
                                                                                                        ------------
                                                                                                             354,775

Energy 0.4%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                     270,000              295,650
Nexen, Inc., 5.875%, 3/10/2035                                                        1,795,000            1,730,339
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                     380,000              445,550
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                            610,006              680,156
Secunda International Ltd., 11.141%*, 9/1/2012                                          135,000              132,300
                                                                                                        ------------
                                                                                                           3,283,995

Financials 4.7%
Chuo Mitsui Trust &  Banking Co., Ltd, 144A, 5.506%, 12/29/2049                       3,295,000            3,149,819
Conproca SA de CV:
12.0%, 6/16/2010                                                                         90,000              110,700
Series REG S, 12.0%, 6/16/2010                                                          105,000              129,150
Eircom Funding, 8.25%, 8/15/2013                                                        215,000              232,200
Korea First Bank, 144A, 5.75%, 3/10/2013                                              1,305,000            1,334,148
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                            8,875,000            8,853,771
Mizuho Financial Group, 8.375%, 4/27/2049                                             6,610,000            7,197,629
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011                              1,831,215            1,947,588
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                      1,095,000            1,101,588
Royal Bank of Scotland Group, Series 3, 7.816%, 11/29/2049                            2,309,000            2,373,666
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049                             3,430,000            3,508,259
SPI Electricity & Gas Australia Holdings Property Ltd.,
144A, 6.15%, 11/15/2013                                                               3,020,000            3,273,348
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                     5,755,000            5,692,869
                                                                                                        ------------
                                                                                                          38,904,735

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                         225,000              223,875
                                                                                                        ------------
Industrials 1.0%
CP Ships Ltd., 10.375%, 7/15/2012                                                       225,000              252,563
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012                                                                  255,000              256,275
10.25%, 6/15/2007                                                                       385,000              408,100
12.5%, 6/15/2012                                                                        150,000              172,500
LeGrand SA, 8.5%, 2/15/2025                                                             190,000              227,050
Stena AB:
7.0%, 12/1/2016                                                                         110,000               99,000
9.625%, 12/1/2012                                                                       145,000              156,962
Tyco International Group SA:
6.875%, 1/15/2029                                                                     4,700,000            5,466,796
7.0%, 6/15/2028                                                                       1,390,000            1,630,381
                                                                                                        ------------
                                                                                                           8,669,627

Materials 0.6%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                             195,000              204,750
Cascades, Inc.:
7.25%, 2/15/2013                                                                        245,000              241,325
144A, 7.25%, 2/15/2013                                                                   10,000                9,850
Celulosa Arauco y Constitucion SA, 144A, 5.625%, 4/20/2015                            2,910,000            2,919,161
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                       100,000              103,000
Crown Euro Holdings SA, 10.875%, 3/1/2013                                               180,000              205,650
ISPAT Inland ULC, 9.75%, 4/1/2014                                                       290,000              331,325
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                   230,000              222,525
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                               10,000               10,500
Tembec Industries, Inc.:
8.5%, 2/1/2011                                                                          600,000              459,000
8.625%, 6/30/2009                                                                       250,000              201,250
                                                                                                        ------------
                                                                                                           4,908,336

Sovereign Bonds 1.3%
Aries Vermogensverwaltung GmbH,, Series C, 9.6%, 10/25/2014                             750,000              950,183
Federative Republic of Brazil, 8.875%, 10/14/2019                                        95,000               93,575
Republic of Bulgaria, 8.25%, 1/15/2015                                                3,280,000            4,059,328
Republic of Indonesia, 7.25%, 4/20/2015                                                 430,000              413,875
Republic of Turkey, 7.25%, 3/15/2015                                                     60,000               58,200
Republic of Venezuela, 10.75%, 9/19/2013                                                 50,000               55,875
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007,
7.5% to 3/31/2030                                                                       180,000              191,376
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                2,210,000            2,058,173
United Mexican States:
Series A, 6.75%, 9/27/2034 (d)                                                        2,820,000            2,808,720
8.375%, 1/14/2011                                                                       315,000              360,517
                                                                                                        ------------
                                                                                                          11,049,822

Telecommunication Services 1.5%
America Movil SA de CV, 5.75%, 1/15/2015 (d)                                          2,545,000            2,507,644
Axtel SA:
11.0%, 12/15/2013                                                                       145,000              150,075
144A, 11.0%, 12/15/2013                                                                  35,000               36,225
British Telecommunications PLC, 8.875%, 12/15/2030                                    3,825,000            5,223,202
Embratel, Series B, 11.0%, 12/15/2008                                                    98,000              109,025
Intelsat Bermuda Ltd., 144A, 7.805%*, 1/15/2012                                         155,000              155,388
Millicom International Cellular SA, 10.0%, 12/1/2013                                    305,000              296,613
Mobifon Holdings BV, 12.5%, 7/31/2010                                                   305,000              370,575
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                  185,000              189,625
Nortel Networks Ltd., 6.125%, 2/15/2006                                                 505,000              506,262
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                   80,000               76,600
Telecom Italia Capital:
144A, 4.0%, 1/15/2010                                                                   320,000              309,121
144A, 4.95%, 9/30/2014                                                                2,375,000            2,313,421
                                                                                                        ------------
                                                                                                          12,243,776


Total Foreign Bonds - US$ Denominated (Cost $79,966,033)                                                  80,790,141
                                                                                                        ------------
Foreign Bonds - Non US$ Denominated 8.7%
Sovereign Bonds 8.7%
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009             EUR             250,000              372,199
Federal Republic of Germany, 144A, 3.25%, 4/17/2009                     EUR          21,570,000           28,390,845
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023                                            MXN          19,470,000            1,335,077
Series MI-10, 8.0%, 12/19/2013                                          MXN         114,199,000            8,857,480
Series MI-10, 9.5%, 12/18/2014                                          MXN          43,458,800            3,670,670
Series M-20, 10.0%, 12/5/2024                                           MXN           6,540,000              539,612
Republic of Colombia, 12.0%, 10/22/2015                                 COP         520,000,000              214,682
Republic of Romania, 8.5%, 5/8/2012                                     EUR           3,590,000            5,946,136
Republic of Uruguay, 17.75%, 2/4/2006                                   UYU          35,300,000            1,520,399
United Kingdom Treasury Bonds, 5.0%, 9/7/2014                           GBP          10,847,093           21,436,460

                                                                                                        ------------
Total Foreign Bonds - Non US$ Denominated (Cost $68,838,324)                                              72,283,560

Convertible Bond 0.0%
DIMON, Inc.:
6.25%, 3/31/2007                                                                        250,000              245,000
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006                                      45,000               44,775

                                                                                                        ------------
Total Convertible Bond (Cost $279,529)                                                                       289,775

Asset Backed 5.4%
Automobile Receivables 2.1%
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009                                                 8,807,040            8,799,064
"A4", Series 2002-2, 4.3%, 3/15/2010                                                  3,826,428            3,824,553
"B", Series 2002-2, 4.67%, 3/15/2010                                                  1,218,556            1,203,233
"B", Series 2002-1, 5.37%, 1/15/2010                                                  1,180,550            1,184,862
WFS Financial Owner Trust, "A3A",
Series 2002-4, 2.39%, 8/20/2007                                                       2,269,290            2,265,095
                                                                                                        ------------
                                                                                                          17,276,807

Credit Card Receivables 0.4%
Capital One Multi-Asset Execution Trust,
"B1", Series 2005-B1, 4.9%, 12/15/2017                                                3,570,000            3,580,974
                                                                                                        ------------
Home Equity Loans 1.9%
Centex Home Equity, "AF6", Series 2000-D, 6.93%, 1/25/2031                            3,031,103            3,059,608
Countrywide Asset-Backed Certificates:
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035                                           1,606,153            1,596,013
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033                                         985,333              987,181
Green Tree Home Equity Loan Trust,
"M2", Series 1999-C, 8.36%, 7/15/2030                                                 3,155,000            3,256,714
Park Place Securities NIM Trust, "A",
Series 2005-WCH1, 144A, 4.0%, 2/25/2035                                               4,091,343            4,079,197
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%, 6/25/2034                       476,013              475,641
Residential Asset Securities Corp., "AI6",
Series 2000-KS1, 7.905%, 2/25/2031                                                    2,014,340            2,070,518
                                                                                                        ------------
                                                                                                          15,524,872

Industrials 1.0%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012                         4,204,000            4,386,666
Northwest Airlines, "G", Series 1999-3, 7.935%, 4/1/2019                              3,768,662            4,191,091
                                                                                                        ------------
                                                                                                           8,577,757


Total Asset Backed (Cost $45,016,134)                                                                     44,960,410
                                                                                                        ------------
US Government Backed 13.0%
US Treasury Bond:
6.0%, 2/15/2026 (d)                                                                  11,816,000           13,981,188
7.5%, 11/15/2016                                                                      3,995,000            5,131,701
8.125%, 8/15/2019                                                                       500,000              690,625
US Treasury Note:
2.75%, 6/30/2006 (d)                                                                 56,267,000           55,816,414
3.0%, 2/15/2008                                                                         800,000              784,687
3.25%, 1/15/2009 (d)                                                                 11,969,000           11,741,314
3.625%, 7/15/2009                                                                     2,490,000            2,468,892
3.625%, 1/15/2010                                                                     2,390,000            2,363,299
4.25%, 8/15/2013                                                                      2,420,000            2,439,474
5.0%, 2/15/2011                                                                       1,850,000            1,949,726
5.0%, 8/15/2011                                                                       3,732,000            3,940,029
5.75%, 8/15/2010                                                                      1,940,000            2,108,084
6.0%, 8/15/2009                                                                       2,870,000            3,112,044
6.625%, 5/15/2007                                                                     1,300,000            1,375,309

                                                                                                        ------------
Total US Government Backed (Cost $108,516,348)                                                           107,902,786

Collateralized Mortgage Obligations 21.4%
Fannie Mae Whole Loan:
"2A3", Series 2003-W3, 4.16%, 6/25/2042                                               4,800,000            4,799,701
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                   41,802               41,722
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                              4,244,517            4,248,694
"1A1", Series 2004-W15, 6.0%, 8/25/2044                                               4,479,964            4,651,286
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                 5,244,772            5,583,910
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019                                                    4,276,000            4,243,559
"QC", Series 2694, 3.5%, 9/15/2020                                                    9,095,000            8,968,447
"MB", Series 2691, 4.0%, 4/15/2022                                                   14,500,000           14,379,582
"QH", Series 2694, 4.5%, 3/15/2032                                                    2,985,000            2,902,344
"BG", Series 2869, 5.0%, 7/15/2033                                                    1,455,000            1,449,236
"EG", Series 2836, 5.0%, 12/15/2032                                                   8,025,000            7,976,644
"JD", Series 2778, 5.0%, 12/15/2032                                                   8,098,000            8,065,674
"JG", Series 2937, 5.0%, 8/15/2033                                                    7,240,000            7,202,210
"KD", Series 2915, 5.0%, 9/15/2033                                                    3,266,000            3,251,898
"OG", Series 2889, 5.0%, 5/15/2033                                                    7,102,000            7,034,864
"PD", Series 2844, 5.0%, 12/15/2032                                                   8,030,000            7,990,162
"PE", Series 2721, 5.0%, 1/15/2023                                                      345,000              344,929
"PG", Series 2734, 5.0%, 7/15/2032                                                    6,738,000            6,731,012
"QK", Series 2513, 5.0%, 8/15/2028                                                      752,979              752,362
"UE", Series 2764, 5.0%, 10/15/2032                                                   6,133,000            6,099,350
"UE", Series 2911, 5.0%, 6/15/2033                                                    3,585,000            3,545,989
"XD", Series 2941, 5.0%, 5/15/2033                                                    5,962,000            5,946,319
"CH", Series 2390, 5.5%, 12/15/2016                                                   2,900,000            2,983,047
"GD", Series 2497, 5.5%, 7/15/2014                                                    2,516,668            2,522,821
"PE", Series 2522, 5.5%, 3/15/2022                                                   11,050,000           11,477,776
"Z", Series 2173, 6.5%, 7/15/2029                                                       950,869              995,108
"B", Series 1997-M5, 6.65%, 8/25/2007                                                 1,679,385            1,732,750
Federal National Mortgage Association:
"C", Series 2002-M2, 4.717%, 8/25/2012                                                9,425,000            9,470,255
"PE", Series 2005-44, 5.0%, 7/25/2033                                                 1,350,000            1,340,033
"QD", Series 2005-29, 5.0%, 8/25/2033                                                 2,485,000            2,470,947
"OG", Series 2001-69, 5.5%, 12/25/2016                                                2,005,750            2,075,510
"PG", Series 2002-3, 5.5%, 2/25/2017                                                  3,750,000            3,881,755
"QC", Series 2002-11, 5.5%, 3/25/2017                                                 4,270,000            4,409,823
"VD", Series 2002-56, 6.0%, 4/25/2020                                                   774,246              785,183
"A2", Series 2002-T4, 7.0%, 12/25/2041                                                5,436,490            5,706,444
"ZQ", Series G92-9, 7.0%, 12/25/2021                                                  2,037,988            2,088,742
FHLMC Structured Pass-Through Securities:
"3A", Series T-58, 7.0%, 9/25/2043                                                    2,888,121            3,032,617
"3A", Series T-41, 7.5%, 7/25/2032                                                    1,995,832            2,112,138
Government National Mortgage Association,
"GD", Series 2004-26, 5.0%, 11/16/2032                                                4,994,000            5,019,341

                                                                                                        ------------
Total Collateralized Mortgage Obligations (Cost $177,135,431)                                            178,314,184

Commercial and Non-Agency Mortgage-Backed Securities 8.2%
Bank of America Mortgage Securities,
"2A6", Series 2004-G, 4.657%*, 8/25/2034                                              7,930,000            8,010,860
Citigroup Mortgage Loan Trust, Inc.,
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034                                            5,290,973            5,502,612
Countrywide Alternative Loan Trust:
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                  718,938              728,821
"7A1", Series 2004-J2, 6.0%, 12/25/2033                                               1,916,089            1,947,225
GMAC Commercial Mortgage Securities, Inc.,
"A3", Series 1997-C1, 6.869%, 7/15/2029                                               1,218,036            1,275,524
GS Mortgage Securities Corp. II,
"C", Series 1998-C1, 6.91%, 10/18/2030                                                3,255,000            3,492,665
LB-UBS Commercial Mortgage Trust,
"A2", Series 2005-C2, 4.821%, 4/15/2030                                               3,310,000            3,358,339
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020                                                 8,425,391            8,637,123
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                 1,042,624            1,075,858
"5A1", Series 2005-2, 6.5%, 12/25/2034                                                2,519,744            2,628,145
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033                                                3,376,909            3,419,271
"8A1", Series 2003-6, 5.5%, 7/25/2033                                                 3,895,998            3,905,738
Merrill Lynch Mortgage Investors, Inc.:
"A3", Series 1996-C2, 6.96%, 11/21/2028                                               5,836,534            6,009,857
"D", Series 1995-C3, 7.825%*, 12/26/2025                                              2,034,131            2,040,556
Mortgage Capital Funding, Inc.,
"A3", Series 1997-MC1, 7.288%, 7/20/2027                                              3,934,024            4,029,660
Structured Asset Securities Corp.:
Series 2005-6, 5.0%, 4/2/2035                                                         1,190,000            1,171,406
"2A1", Series 2003-1, 6.0%, 2/25/2018                                                 2,502,480            2,561,133
Washington Mutual:
"A6", Series 2004-AR5, 3.857%, 6/25/2034                                              4,070,000            3,976,528
"A7", Series 2004-AR9, 4.22%*, 8/25/2034                                              3,681,000            3,652,275
Wells Fargo Mortgage Backed Securities Trust,
"1A3", Series 2002-18, 6.0%, 12/25/2032                                                 392,182              392,427

                                                                                                        ------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $68,413,731)                             67,816,023


Municipal Investments 5.1%
Brockton, MA, Core City General Obligation, Economic
Development, Series A, 144A, 6.45%, 5/1/2017 (b)                                      1,825,000            2,033,050
California, Statewide Communities Development Authority
Revenue, Series A-1, 4.0%, 11/15/2006 (b)                                             3,000,000            2,998,530
Hoboken, NJ, General Obligation, Series B, 5.33%, 2/1/2018 (b)                        5,130,000            5,299,085
Illinois, State General Obligation, 4.95%, 6/1/2023                                   5,275,000            5,242,981
Jicarilla, NM, Apache Nation Revenue, 144A, 5.2%, 12/1/2013                           3,555,000            3,640,889
La Quinta, CA, Redevelopment Agency Tax Allocation,
Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (b)                                   390,000              423,458
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (b)                                  3,000,000            2,973,240
Portland, OR, River District, Renewal & Redevelopment
Revenue, Series B, 3.8%, 6/15/2012 (b)                                                1,955,000            1,873,985
South Portland, ME, State General Obligation, 5.1%, 3/1/2017 (b)                      1,890,000            1,903,173
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (b)                       3,920,000            4,061,042
Union County, NJ, Improvement Authority,
Student Loan Revenue, 5.29%, 4/1/2018 (b)                                             4,245,000            4,336,225
Virgin Islands, Port Authority Revenue, Marine Revenue,
Series B, 5.08%, 9/1/2013 (b)                                                         3,600,000            3,686,004
Washington, State Economic Development Finance Authority,
Economic Development Revenue, CSC Tacoma LLC Project,
Series A, 3.8%, 10/1/2011 (b)                                                         1,335,000            1,288,248
West Valley City, UT, Municipal Building Authority, Lease Revenue,
Special Obligation Crossover, 7.67%, 5/1/2006                                         2,150,000            2,228,195

                                                                                                        ------------
Total Municipal Investments (Cost $41,434,719)                                                            41,988,105

                                                                                         Shares             Value ($)
Preferred Stocks 0.0%
Utilities 0.0%
TNP Enterprises, Inc., 14.5%, Series D, (PIK)
(Cost $259,961)                                                                             217              239,785
                                                                                                        ------------
                                                                                      Principal
                                                                                      Amount ($)            Value ($)
US Government Agency Sponsored Pass-Throughs 5.0%
Federal National Mortgage Association:
4.5% with various maturities from 12/1/2018 until 8/1/2033 (g)                       12,168,988           11,795,464
5.0%, 3/1/2034                                                                       11,861,920           11,779,947
5.5% with various maturities from 12/1/2024 until 5/1/2033 (g)                        9,405,694            9,513,822
6.5% with various maturities from 9/1/2016 until 11/1/2033                            7,224,317            7,522,482
8.0%, 9/1/2015                                                                        1,067,492            1,136,569

                                                                                                        ------------
Total US Government Agency Sponsored Pass-Throughs (Cost $41,503,615)                                     41,748,284

Government National Mortgage Association 0.2%
Government National Mortgage Association, 7.0%, 12/15/2008
(Cost $1,848,553)                                                                     1,731,159            1,785,293
                                                                                                        ------------
Loan Participation 0.0%
Citigroup Global (Severstal), 8.625%, 2/24/2009
(Cost $172,950)                                                                         170,000              176,647
                                                                                                        ------------

                                                                                         Shares             Value ($)
                                                                                         ------             ---------
Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029
(Cost $254,478)                                                                         350,000              276,500
                                                                                                        ------------
Securities Lending Collateral 9.9%
Scudder Daily Assets Fund Institutional, 2.94% (e)(f)
(Cost $81,951,486)                                                                   81,951,486           81,951,486
                                                                                                        ------------
Cash Equivalents 2.8%
Scudder Cash Management QP Trust, 2.81% (c)
(Cost $23,473,779)                                                                   23,473,779           23,473,779
                                                                                                        ------------

                                                                                           % of
                                                                                     Net Assets             Value ($)
                                                                                     ----------             ---------

Total Investment Portfolio  (Cost $920,534,156)                                           111.0          923,674,457
Other Assets and Liabilities, Net                                                         -11.0          -91,241,025
                                                                                                        ------------
Net Assets                                                                                100.0          832,433,432
                                                                                                        ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Bond is insured by one of these companies:
                                                                As a % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
AMBAC     American Municipal Bond Assurance Corp.                           0.6
--------------------------------------------------------------------------------
FGIC      Financial Guaranty Insurance Company                              0.2
--------------------------------------------------------------------------------
FSA       Financial Security Assurance, Inc.                                1.2
--------------------------------------------------------------------------------
MBIA      Municipal Bond Insurance Association                              1.3
--------------------------------------------------------------------------------

(c) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2005 amounted to $80,234,283, which is 9.6% of total net assets.

(e) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending.

(g) Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

As of April 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                              Unrealized
                                                                                             Appreciation
          Contracts to Deliver                  In Exchange For             Date                (US $)
-----------------------------------------------------------------------------------------------------------
MXN                             4,266,450 USD             380,000         7/28/2005                    633
-----------------------------------------------------------------------------------------------------------
NZD                             2,922,568 JPY         217,965,098         6/9/2005                     973
-----------------------------------------------------------------------------------------------------------
EUR                             1,603,772 JPY         220,695,000         6/9/2005                     985
-----------------------------------------------------------------------------------------------------------
MXN                            16,408,000 USD           1,463,171         7/28/2005                  4,193
-----------------------------------------------------------------------------------------------------------
USD                             4,179,935 TWD         130,121,371         7/28/2005                  6,716
-----------------------------------------------------------------------------------------------------------
EUR                             1,786,000 USD           2,311,084         7/28/2005                  6,754
-----------------------------------------------------------------------------------------------------------
CLP                         1,206,961,716 USD           2,087,266         7/28/2005                 20,463
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
EUR                             3,099,504 SEK          28,352,542         7/28/2005                 25,569
-----------------------------------------------------------------------------------------------------------
USD                               300,000 UAH           1,680,000         9/15/2005                 38,198
-----------------------------------------------------------------------------------------------------------
EUR                             1,603,772 JPY         220,695,000         6/9/2005                  45,025
-----------------------------------------------------------------------------------------------------------
EUR                             3,320,000 USD           4,352,188         7/28/2005                 68,662
-----------------------------------------------------------------------------------------------------------
EUR                            22,079,939 USD          28,584,799         7/28/2005                 96,853
-----------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                      315,024
-----------------------------------------------------------------------------------------------------------

                                                                                              Unrealized
                                                                                             Depreciation
          Contracts to Deliver                  In Exchange For             Date                (US $)
-----------------------------------------------------------------------------------------------------------
USD                             2,156,912 EUR           1,603,772         6/9/2005                 (90,832)
-----------------------------------------------------------------------------------------------------------
GBP                             4,480,150 USD           8,433,658         7/28/2005                (76,494)
-----------------------------------------------------------------------------------------------------------
EUR                             3,099,504 SEK          28,352,542         7/28/2005                (43,254)
-----------------------------------------------------------------------------------------------------------
NZD                             2,922,568 JPY         217,965,098         6/9/2005                 (41,974)
-----------------------------------------------------------------------------------------------------------
KRW                         4,190,384,687 USD           4,179,935         7/28/2005                (20,741)
-----------------------------------------------------------------------------------------------------------
AUD                             5,410,218 USD           4,179,934         7/28/2005                (19,761)
-----------------------------------------------------------------------------------------------------------
MXN                           140,357,174 USD          12,460,687         7/28/2005                (19,688)
-----------------------------------------------------------------------------------------------------------
NZD                             8,740,725 AUD           8,109,031         7/28/2005                (19,276)
-----------------------------------------------------------------------------------------------------------
NZD                             8,740,725 AUD           8,109,031         7/28/2005                (16,199)
-----------------------------------------------------------------------------------------------------------
GBP                             6,828,437 USD          12,959,896         7/28/2005                (10,884)
-----------------------------------------------------------------------------------------------------------
USD                               410,469 RUB          11,370,000         7/28/2005                 (1,278)
-----------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                     (360,381)
-----------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
AUD              Australian Dollar             NZD         New Zealand Dollar
--------------------------------------------------------------------------------
CLP              Chilean Peso                  RUB         Russian Ruble
--------------------------------------------------------------------------------
COP              Colombian Peso                SEK         Swedish Krona
--------------------------------------------------------------------------------
EUR              Euro                          TWD         Taiwan Dollar
--------------------------------------------------------------------------------
GBP              British Pound                 UAH         Ukraine Hryvna
--------------------------------------------------------------------------------
JPY              Japanese Yen                  USD         United States Dollar
--------------------------------------------------------------------------------
KRW              South Korean Won              UYU         Uruguayan Peso
--------------------------------------------------------------------------------
MXN              Mexican Peso
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Income Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005